SCHEDULE III - Real Estate Assets and Accumulated Depreciation - 3 (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 578,096
Land	901,859
Buildings Improvements	2,533,704
Total Adjustment to Basis	(63,637)
Gross Amount at Which Carried	3,371,926	$ 2,530,311	$ 4,444,041	$ 4,564,592
Accumulated Depreciation	298,364	$ 243,122	$ 385,245	$ 334,476
Home Depot: | Lincoln, NE
Real Estate and Accumulated Depreciation [Line Items]
Land	6,339
Buildings Improvements	5,937
Total Adjustment to Basis	0
Gross Amount at Which Carried	12,276
Accumulated Depreciation	832
Home Depot: | North Canton, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	2,203
Buildings Improvements	12,012
Total Adjustment to Basis	360
Gross Amount at Which Carried	14,575
Accumulated Depreciation	2,621
Houma Crossing: | Houma, LA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,264
Land	1,076
Buildings Improvements	20,028
Total Adjustment to Basis	0
Gross Amount at Which Carried	21,104
Accumulated Depreciation	28
Hy-Vee: | Omaha, NE
Real Estate and Accumulated Depreciation [Line Items]
Land	1,842
Buildings Improvements	7,909
Total Adjustment to Basis	0
Gross Amount at Which Carried	9,751
Accumulated Depreciation	11
Jewel-Osco: | Plainfield, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	0
Buildings Improvements	0
Total Adjustment to Basis	11,151
Gross Amount at Which Carried	11,151
Accumulated Depreciation	578
Kirkland's: | Dothan, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	486
Buildings Improvements	946
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,432
Accumulated Depreciation	211
Kohl's: | Chartlottesville, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,929
Buildings Improvements	12,280
Total Adjustment to Basis	0
Gross Amount at Which Carried	16,209
Accumulated Depreciation	2,057
Kohl's: | Eagan, MN
Real Estate and Accumulated Depreciation [Line Items]
Land	3,581
Buildings Improvements	3,751
Total Adjustment to Basis	0
Gross Amount at Which Carried	7,332
Accumulated Depreciation	6
Kohl's: | Easton, MD
Real Estate and Accumulated Depreciation [Line Items]
Land	2,962
Buildings Improvements	2,661
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,623
Accumulated Depreciation	335
Kroger: | Bay City, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	718
Buildings Improvements	5,058
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,776
Accumulated Depreciation	8
Kroger: | Shelton, WA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,180
Buildings Improvements	11,040
Total Adjustment to Basis	0
Gross Amount at Which Carried	12,220
Accumulated Depreciation	2,150
Kroger: | Whitehall, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	581
Buildings Improvements	6,628
Total Adjustment to Basis	224
Gross Amount at Which Carried	7,433
Accumulated Depreciation	1,363
Kum & Go: | Conway, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	510
Buildings Improvements	2,577
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,087
Accumulated Depreciation	428
LA Fitness: | Bloomfield Township, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	2,287
Buildings Improvements	10,075
Total Adjustment to Basis	0
Gross Amount at Which Carried	12,362
Accumulated Depreciation	2,141
LA Fitness: | Columbus, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	1,013
Buildings Improvements	6,734
Total Adjustment to Basis	0
Gross Amount at Which Carried	7,747
Accumulated Depreciation	1,059
LA Fitness: | Garland, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	2,005
Buildings Improvements	6,861
Total Adjustment to Basis	41
Gross Amount at Which Carried	8,907
Accumulated Depreciation	1,267
LA Fitness: | Houston, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	5,764
Buildings Improvements	5,994
Total Adjustment to Basis	0
Gross Amount at Which Carried	11,758
Accumulated Depreciation	1,161
LA Fitness: | New Lenox, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,965
Buildings Improvements	6,257
Total Adjustment to Basis	0
Gross Amount at Which Carried	8,222
Accumulated Depreciation	823
LA Fitness: | Riverside, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,557
Buildings Improvements	9,951
Total Adjustment to Basis	0
Gross Amount at Which Carried	12,508
Accumulated Depreciation	1,976
Lafayette Pavilions: | Lafayette, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	7,632
Buildings Improvements	42,497
Total Adjustment to Basis	(3,245)
Gross Amount at Which Carried	46,884
Accumulated Depreciation	1,067
Lawton Marketplace: | Lawton, OK
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	19,247
Land	3,598
Buildings Improvements	25,228
Total Adjustment to Basis	3
Gross Amount at Which Carried	28,829
Accumulated Depreciation	43
Lord Salisbury Center: | Salisbury, MD
Real Estate and Accumulated Depreciation [Line Items]
Land	6,949
Buildings Improvements	12,179
Total Adjustment to Basis	(2,319)
Gross Amount at Which Carried	16,809
Accumulated Depreciation	370
Lowe's: | Adrian, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	2,604
Buildings Improvements	5,036
Total Adjustment to Basis	30
Gross Amount at Which Carried	7,670
Accumulated Depreciation	1,274
Lowe's: | Alpharetta, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	7,979
Buildings Improvements	9,630
Total Adjustment to Basis	403
Gross Amount at Which Carried	18,012
Accumulated Depreciation	1,588
Lowe's: | Asheboro, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,098
Buildings Improvements	6,722
Total Adjustment to Basis	0
Gross Amount at Which Carried	7,820
Accumulated Depreciation	1,187
Lowe's: | Cincinnati, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	14,092
Buildings Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried	14,092
Accumulated Depreciation	0
Lowe's: | Columbia, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	3,943
Buildings Improvements	6,353
Total Adjustment to Basis	750
Gross Amount at Which Carried	11,046
Accumulated Depreciation	1,467
Lowe's: | Covington, LA
Real Estate and Accumulated Depreciation [Line Items]
Land	10,233
Buildings Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried	10,233
Accumulated Depreciation	0
Lowe's: | Hermitage, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,279
Buildings Improvements	12,580
Total Adjustment to Basis	0
Gross Amount at Which Carried	14,859
Accumulated Depreciation	16
Lowe's: | Lilburn, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	8,817
Buildings Improvements	9,380
Total Adjustment to Basis	385
Gross Amount at Which Carried	18,582
Accumulated Depreciation	1,539
Lowe's: | Mansfield, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	873
Buildings Improvements	8,256
Total Adjustment to Basis	26
Gross Amount at Which Carried	9,155
Accumulated Depreciation	1,492
Lowe's: | Marieta, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	7,471
Buildings Improvements	8,404
Total Adjustment to Basis	392
Gross Amount at Which Carried	16,267
Accumulated Depreciation	1,400
Lowe's: | Oxford, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,668
Buildings Improvements	7,622
Total Adjustment to Basis	369
Gross Amount at Which Carried	9,659
Accumulated Depreciation	1,804
Lowe's: | Tuscaloosa, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	4,908
Buildings Improvements	4,786
Total Adjustment to Basis	9
Gross Amount at Which Carried	9,703
Accumulated Depreciation	986
Lowe's: | Woodstock, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	7,316
Buildings Improvements	8,879
Total Adjustment to Basis	392
Gross Amount at Which Carried	16,587
Accumulated Depreciation	1,476
Lowe's: | Zanesville, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	2,161
Buildings Improvements	8,375
Total Adjustment to Basis	297
Gross Amount at Which Carried	10,833
Accumulated Depreciation	1,626
Mattress Firm: | Ashtabula, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	301
Buildings Improvements	1,965
Total Adjustment to Basis	(453)
Gross Amount at Which Carried	1,813
Accumulated Depreciation	36
Mattress Firm: | Draper, UT
Real Estate and Accumulated Depreciation [Line Items]
Land	860
Buildings Improvements	1,419
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,279
Accumulated Depreciation	2
Mattress Firm: | Lake City, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	517
Buildings Improvements	1,241
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,758
Accumulated Depreciation	2
Mattress Firm & Aspen Dental: | Vienna, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	774
Buildings Improvements	2,466
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,240
Accumulated Depreciation	521
Mattress Firm & Five Guys: | Muskegon, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	813
Buildings Improvements	1,766
Total Adjustment to Basis	(314)
Gross Amount at Which Carried	2,265
Accumulated Depreciation	33
McAlister's Deli: | Lawton, OK
Real Estate and Accumulated Depreciation [Line Items]
Land	805
Buildings Improvements	1,057
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,862
Accumulated Depreciation	194
McGowin Park: | Mobile, AL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	42,765
Land	2,243
Buildings Improvements	69,357
Total Adjustment to Basis	0
Gross Amount at Which Carried	71,600
Accumulated Depreciation	8,187
Melody Mountain: | Ashland, KY
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,940
Land	1,286
Buildings Improvements	9,879
Total Adjustment to Basis	(1,874)
Gross Amount at Which Carried	9,291
Accumulated Depreciation	231
Merchants Tire & Auto: | Wake Forest, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	782
Buildings Improvements	1,730
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,512
Accumulated Depreciation	241
Merchants Tire & Auto: | Athens, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	383
Buildings Improvements	1,150
Gross Amount at Which Carried	1,533
Accumulated Depreciation	109
Merchants Tire & Auto: | Decatur, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	257
Buildings Improvements	559
Gross Amount at Which Carried	816
Accumulated Depreciation	57
Merchants Tire & Auto: | Decatur, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	486
Buildings Improvements	1,253
Gross Amount at Which Carried	1,739
Accumulated Depreciation	136
Merchants Tire & Auto: | Decatur, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	359
Buildings Improvements	1,152
Gross Amount at Which Carried	1,511
Accumulated Depreciation	124
Merchants Tire & Auto: | Hartselle, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	360
Buildings Improvements	569
Gross Amount at Which Carried	929
Accumulated Depreciation	60
Merchants Tire & Auto: | Madison, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	562
Buildings Improvements	1,139
Gross Amount at Which Carried	1,701
Accumulated Depreciation	126
Mister Car Wash: | Athens, AL
Real Estate and Accumulated Depreciation [Line Items]
Total Adjustment to Basis	0
Mister Car Wash: | Decatur, AL
Real Estate and Accumulated Depreciation [Line Items]
Total Adjustment to Basis	0
Mister Car Wash: | Decatur, AL
Real Estate and Accumulated Depreciation [Line Items]
Total Adjustment to Basis	0
Mister Car Wash: | Decatur, AL
Real Estate and Accumulated Depreciation [Line Items]
Total Adjustment to Basis	0
Mister Car Wash: | Hartselle, AL
Real Estate and Accumulated Depreciation [Line Items]
Total Adjustment to Basis	0
Mister Car Wash: | Madison, AL
Real Estate and Accumulated Depreciation [Line Items]
Total Adjustment to Basis	0
Morganton Heights: | Morganton, NC
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	22,800
Land	7,032
Buildings Improvements	29,763
Total Adjustment to Basis	30
Gross Amount at Which Carried	36,825
Accumulated Depreciation	6,167
National Tire & Battery: | Cedar Hill, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	469
Buildings Improvements	1,951
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,420
Accumulated Depreciation	402
National Tire & Battery: | Cypress, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	910
Buildings Improvements	2,224
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,134
Accumulated Depreciation	332
National Tire & Battery: | Flower Mound, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	779
Buildings Improvements	2,449
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,228
Accumulated Depreciation	351
National Tire & Battery: | Fort Worth, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	936
Buildings Improvements	1,234
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,170
Accumulated Depreciation	242
National Tire & Battery: | Fort Worth, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	730
Buildings Improvements	2,309
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,039
Accumulated Depreciation	331
National Tire & Battery: | Frisco, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	844
Buildings Improvements	1,608
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,452
Accumulated Depreciation	313
National Tire & Battery: | Montgomery, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	516
Buildings Improvements	2,494
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,010
Accumulated Depreciation	517
National Tire & Battery: | North Richland Hills, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	513
Buildings Improvements	2,579
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,092
Accumulated Depreciation	380
National Tire & Battery: | Pasadena, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	908
Buildings Improvements	2,307
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,215
Accumulated Depreciation	344
National Tire & Battery: | Pearland, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,016
Buildings Improvements	2,040
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,056
Accumulated Depreciation	298
National Tire & Battery: | Plano, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,292
Buildings Improvements	2,197
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,489
Accumulated Depreciation	320
National Tire & Battery: | Tomball, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	838
Buildings Improvements	2,229
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,067
Accumulated Depreciation	$ 322